T. ROWE PRICE Real Estate Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.6%
REAL ESTATE  98.6%
Agriculture/Land  2.7%
Rayonier, REIT  352,109 9,817
Weyerhaeuser, REIT  360,020 10,541
20,358
Apartment Residential  21.3%
American Homes 4 Rent, Class A, REIT  553,893 20,943
Apartment Investment & Management, Class A, REIT  469,931 4,135
AvalonBay Communities, REIT  121,080 25,986
Camden Property Trust, REIT  92,040 11,257
Equity LifeStyle Properties, REIT  289,831 19,332
Equity Residential, REIT  329,199 23,564
Essex Property Trust, REIT  107,498 32,956
Sun Communities, REIT  160,100 20,595
158,768
Data Centers  8.5%
Equinix, REIT  77,841 63,468
63,468
Health Care  10.9%
Alexandria Real Estate Equities, REIT  61,135 5,656
Ventas, REIT  369,739 25,423
Welltower, REIT  329,288 50,450
81,529
Industrial  16.8%
EastGroup Properties, REIT  123,149 21,693
Lineage, REIT  92,624 5,430
Prologis, REIT  452,453 50,580
Rexford Industrial Realty, REIT  651,677 25,513
Terreno Realty, REIT  343,147 21,694
124,910
Infrastructure  12.8%
American Tower, REIT  303,539 66,050
Crown Castle, REIT  88,464 9,221
SBA Communications, REIT  90,373 19,883
95,154
Lodging & Leisure  2.2%
Apple Hospitality REIT, REIT  536,988 6,932
Hilton Worldwide Holdings  26,402 6,008

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
Pebblebrook Hotel Trust, REIT  357,662 3,623
16,563
Office  2.6%
Douglas Emmett, REIT  507,973 8,128
Kilroy Realty, REIT  193,253 6,331
Vornado Realty Trust, REIT  139,100 5,145
19,604
Other Real Estate  0.6%
CBRE Group, Class A (1) 33,716 4,409
4,409
Regional Mall  3.6%
Simon Property Group, REIT  161,663 26,849
26,849
Self Storage  7.9%
CubeSmart, REIT  377,352 16,117
Public Storage, REIT  141,587 42,375
58,492
Shopping Center  7.5%
Acadia Realty Trust, REIT  612,375 12,829
Federal Realty Investment Trust, REIT  41,088 4,019
Kimco Realty, REIT  322,666 6,854
Regency Centers, REIT  440,575 32,497
56,199
Triple Net  1.2%
Gaming & Leisure Properties, REIT  171,000 8,704
8,704
Total Real Estate 735,007
Total Common Stocks (Cost $430,875) 735,007
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Government Reserve Fund, 4.39% (2)(3) 7,909,116 7,909
Total Short-Term Investments (Cost $7,909) 7,909
Total Investments in Securities  99.7%
(Cost $438,784) $ 742,916
Other Assets Less Liabilities 0.3% 2,408
Net Assets 100.0% $ 745,324

T. ROWE PRICE Real Estate Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 45++
Totals $ —# $ — $ 45+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 3,515  ¤  ¤ $ 7,909
Total $ 7,909^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $45 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,909.

T. ROWE PRICE Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Estate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Real Estate Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F122-054Q1 03/25